Organization and Business Operations (Q3) (Details) - USD ($)	1 Months Ended			9 Months Ended
	Oct. 28, 2021	Mar. 18, 2021	Dec. 31, 2020	Sep. 30, 2021
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		345,000,000
Transaction costs				$ 20,169,599
Underwriting fee				6,900,000
Deferred underwriting fee				12,075,000
Offering costs				1,194,599
Non-operating expense				$ 719,201
Percentage of redemption of company's outstanding public shares				100.00%
Percentage of fair market value trust account			80.00%	80.00%
Business combination recognized trust account per share (in Dollars per share)			$ 10.00	$ 10.00
Business combination recognized identifiable net tangible assets			$ 5,000,001	$ 5,000,001
Redeem of outstanding shares percentage			100.00%	100.00%
Public per share (in Dollars per share)			$ 10.00	$ 10.00
Public per share held in the trust account (in Dollars per share)			$ 10.00	$ 10.00
Working capital			$ 177,743	$ 422,644
Amounts of operating bank account				$ 335,058
Subsequent Event [Member]
Organization and Business Operations (Details) [Line Items]
Working capital loans	$ 1,500,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%	50.00%
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		34,500,000	25,000,000
Price per unit (in dollars per share)		$ 10.00	$ 10.00
Generating gross proceeds		$ 345,000,000
Private sale of warrants (in Shares)				11,500,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in dollars per share)				$ 1.50
Private sale of warrants (in Shares)				5,933,333
Private Placement [Member] | Founder Shares [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units				$ 25,000